Income taxes (Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
The Netherlands	€ 1,018,554	€ (70,263)	€ (3,450)
Other countries	41,867	136,994	356,305
Earnings before income taxes	€ 1,060,421	€ 66,731	€ 352,855